Mercer US Small/Mid Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.4%

	Basic Materials — 2.6%
173,368	Axalta Coating Systems, Ltd.*	3,833,166
19,400	Cabot Corp.	1,237,526
70,200	Chemours Co. (The)	2,247,804
17,400	Eastman Chemical Co.	1,561,998
331,661	Element Solutions, Inc.	5,903,566
35,922	FMC Corp.	3,844,013
80,900	Huntsman Corp.	2,293,515
48,300	Koppers Holdings, Inc.	1,093,512
48,900	Mosaic Co. (The)	2,309,547
23,009	Quaker Chemical Corp.	3,440,306
17,400	Reliance Steel & Aluminum Co.	2,955,564
53,836	RPM International, Inc.	4,237,970
46,900	Schweitzer-Mauduit International, Inc.	1,178,128
45,400	Steel Dynamics, Inc.	3,003,210
18,800	Trinseo Plc	723,048
65,500	Tronox Holdings Plc Class A	1,100,400

		40,963,273

	Communications — 2.5%
47,900	AMC Networks, Inc. Class A*	1,394,848
108,300	Audacy, Inc. Class A*	102,040
111,900	Cars.com, Inc.*	1,055,217
95,584	Ciena Corp.*	4,368,189
54,255	Cogent Communications Holdings, Inc.	3,296,534
101,067	ePlus, Inc.*	5,368,679
25,000	F5, Inc.*	3,826,000
61,700	Gray Television, Inc.	1,042,113
1	Liberty Broadband Corp. Class C*	116
159,828	Liberty Latin America, Ltd. Class A*	1,246,658
73,256	Liberty Latin America, Ltd. Class C*	570,664
165,800	Lumen Technologies, Inc.(a)	1,808,878
14,200	Nexstar Media Group, Inc. Class A	2,312,896
23,790	Nice, Ltd., ADR* (a)	4,578,386
9,700	Preformed Line Products Co.	596,550
56,795	Q2 Holdings, Inc.*	2,190,583
83,296	Revolve Group, Inc.* (a)	2,158,199
110,111	Yelp, Inc. Class A*	3,057,783

		38,974,333

	Consumer, Cyclical — 15.3%
46,055	Advance Auto Parts, Inc.	7,971,660
34,300	Alaska Air Group, Inc.*	1,373,715
62,800	Allison Transmission Holdings, Inc.	2,414,660
133,400	American Axle & Manufacturing Holdings, Inc.*	1,004,502
7,189	Asbury Automotive Group, Inc.*	1,217,385
353,224	BJ’s Wholesale Club Holdings, Inc.*	22,012,920
58,700	BorgWarner, Inc.	1,958,819

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
48,425	BRP, Inc.(a)	2,978,622
67,655	Brunswick Corp.	4,423,284
24,566	Burlington Stores, Inc.*	3,346,626
295,273	Cannae Holdings, Inc.*	5,710,580
48,484	Carter’s, Inc.	3,417,152
16,792	Casey’s General Stores, Inc.	3,106,184
21,970	Cavco Industries, Inc.*	4,305,900
20,798	Churchill Downs, Inc.	3,983,441
37,228	Columbia Sportswear Co.	2,664,780
22,300	Crocs, Inc.*	1,085,341
27,566	Deckers Outdoor Corp.*	7,038,978
32,000	Dick’s Sporting Goods, Inc.(a)	2,411,840
47,977	Dorman Products, Inc.*	5,263,557
55,800	Ethan Allen Interiors, Inc.	1,127,718
95,652	Five Below, Inc.*	10,849,806
52,702	Floor & Decor Holdings, Inc. Class A* (a)	3,318,118
49,900	Foot Locker, Inc.	1,259,975
30,011	Fox Factory Holding Corp.*	2,417,086
23,500	Genesco, Inc.*	1,172,885
54,451	Gentherm, Inc.*	3,398,287
33,600	GMS, Inc.*	1,495,200
102,000	Goodyear Tire & Rubber Co. (The)*	1,092,420
11,500	Group 1 Automotive, Inc.	1,952,700
45,000	Harley-Davidson, Inc.	1,424,700
47,600	Haverty Furniture Cos., Inc.(a)	1,103,368
33,000	Hibbett, Inc.	1,442,430
57,400	JetBlue Airways Corp.*	480,438
16,100	Johnson Outdoors, Inc. Class A	984,676
47,700	Kohl’s Corp.	1,702,413
61,300	La-Z-Boy, Inc.	1,453,423
10,200	Lear Corp.	1,284,078
21,574	Lithia Motors, Inc. Class A	5,928,751
201,999	LKQ Corp.	9,916,131
65,900	Macy’s, Inc.	1,207,288
28,200	MDC Holdings, Inc.	911,142
34,300	Methode Electronics, Inc.	1,270,472
26,700	Movado Group, Inc.	825,831
25,331	Murphy USA, Inc.	5,898,830
150,891	National Vision Holdings, Inc.*	4,149,503
99,920	Nordstrom, Inc.	2,111,310
21,000	Nu Skin Enterprises, Inc. Class A	909,300
39,500	ODP Corp. (The)*	1,194,480
53,603	Planet Fitness, Inc. Class A*	3,645,540
86,423	Polaris, Inc.(a)	8,580,075
11,101	Pool Corp.	3,899,004
43,500	PulteGroup, Inc.	1,723,905
109,000	Qurate Retail, Inc. Series A	312,830
111,581	Red Rock Resorts, Inc. Class A	3,722,342
105,500	REV Group, Inc.	1,146,785

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
91,100	Sally Beauty Holdings, Inc.*	1,085,912
36,400	ScanSource, Inc.*	1,133,496
27,768	SiteOne Landscape Supply, Inc.*	3,300,782
93,503	Skechers USA, Inc. Class A*	3,326,837
34,300	SkyWest, Inc.*	728,875
29,998	Sleep Number Corp.* (a)	928,438
30,500	Sonic Automotive, Inc. Class A	1,117,215
148,140	Tapestry, Inc.	4,521,233
119,831	Texas Roadhouse, Inc. Class A	8,771,629
15,000	Thor Industries, Inc.(a)	1,120,950
47,400	Toll Brothers, Inc.	2,114,040
105,600	Tri Pointe Homes, Inc.*	1,781,472
42,509	UniFirst Corp.	7,319,200
132,287	Univar Solutions, Inc.*	3,289,978
10,440	Vail Resorts, Inc.	2,276,442
11,600	Veritiv Corp.*	1,259,180
39,310	WESCO International, Inc.*	4,210,101
21,200	Whirlpool Corp.	3,283,244
8,700	Williams-Sonoma, Inc.(a)	965,265
23,200	Winnebago Industries, Inc.	1,126,592
126,401	World Fuel Services Corp.	2,586,164
64,569	YETI Holdings, Inc.*	2,793,901

		242,044,132

	Consumer, Non-cyclical — 24.0%
166,902	Acadia Healthcare Co., Inc.*	11,287,582
157,500	ACCO Brands Corp.	1,028,475
479,830	Alight, Inc. Class A* (a)	3,238,852
198,246	AngioDynamics, Inc.*	3,836,060
10,471	Argenx SE, ADR*	3,967,252
58,968	Ascendis Pharma AS, ADR*	5,481,665
184,700	Avantor, Inc.*	5,744,170
71,992	Axonics, Inc.*	4,079,787
11,136	Bausch + Lomb Corp.*	169,713
19,651	Bio-Rad Laboratories, Inc. Class A*	9,727,245
10,373	Bio-Techne Corp.	3,595,697
79,258	Blueprint Medicines Corp.*	4,003,322
103,046	Booz Allen Hamilton Holding Corp. Class A	9,311,237
30,147	Bright Horizons Family Solutions, Inc.*	2,548,024
27,900	Bunge, Ltd.	2,530,251
137,093	Catalent, Inc.*	14,708,708
225,028	Catalyst Pharmaceuticals, Inc.*	1,577,446
39,968	CONMED Corp.	3,827,336
504,250	CoreCivic, Inc.*	5,602,217
5,490	CRA International, Inc.	490,367
29,400	DaVita, Inc.*	2,350,824
43,400	Deluxe Corp.	940,478
353,774	Dun & Bradstreet Holdings, Inc.*	5,317,223
22,100	Emergent BioSolutions, Inc.*	685,984

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
95,392	Envista Holdings Corp.*	3,676,408
87,600	Exelixis, Inc.*	1,823,832
99,240	Fate Therapeutics, Inc.* (a)	2,459,167
20,732	FTI Consulting, Inc.*	3,749,382
43,180	Gartner, Inc.*	10,442,219
131,252	Globus Medical, Inc. Class A*	7,368,487
26,044	Grand Canyon Education, Inc.*	2,453,084
53,300	Guardant Health, Inc.*	2,150,122
72,732	H&R Block, Inc.	2,568,894
13,958	Haemonetics Corp.*	909,782
104,397	Halozyme Therapeutics, Inc.*	4,593,468
23,661	Helen of Troy, Ltd.* (a)	3,842,783
48,980	Hologic, Inc.*	3,394,314
115,169	Horizon Therapeutics Plc*	9,185,879
89,584	Hostess Brands, Inc. Class A*	1,900,077
37,290	ICON Plc, ADR*	8,080,743
60,933	Ingles Markets, Inc. Class A	5,285,938
39,200	Ingredion, Inc.	3,455,872
132,416	Innoviva, Inc.*	1,954,460
12,710	Inspire Medical Systems, Inc.*	2,321,736
28,388	Insulet Corp.*	6,186,881
50,323	Integer Holdings Corp.*	3,555,823
247,100	Ironwood Pharmaceuticals, Inc. Class A*	2,849,063
61,465	Jazz Pharmaceuticals Plc*	9,589,155
12,100	JM Smucker Co. (The)	1,548,921
119,776	Krispy Kreme, Inc.	1,628,954
28,114	Lancaster Colony Corp.	3,620,521
50,275	Lannett Co., Inc.*	29,170
37,760	Lantheus Holdings, Inc.*	2,493,293
33,121	LivaNova Plc*	2,069,069
27,500	ManpowerGroup, Inc.	2,101,275
160,579	MEDNAX, Inc.*	3,373,765
15,747	Molina Healthcare, Inc.*	4,403,019
178,048	Molson Coors Beverage Co. Class B	9,705,396
20,816	Morningstar, Inc.	5,033,933
109,978	Neurocrine Biosciences, Inc.*	10,720,655
69,042	Pacira BioSciences, Inc.*	4,025,149
86,393	Patterson Cos., Inc.	2,617,708
442,944	Paya Holdings, Inc.*	2,910,142
82,722	Paylocity Holding Corp.*	14,428,371
67,600	Perdoceo Education Corp.*	796,328
103,403	Performance Food Group Co.*	4,754,470
38,300	Pilgrim’s Pride Corp.*	1,196,109
234,970	Premier, Inc. Class A	8,383,730
31,500	Prestige Consumer Healthcare, Inc.*	1,852,200
95,793	PTC Therapeutics, Inc.*	3,837,468
60,900	Quanex Building Products Corp.	1,385,475
13,900	Quest Diagnostics, Inc.	1,848,422
218,993	R1 RCM, Inc.*	4,590,093

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
39,700	Rent-A-Center, Inc.	772,165
22,360	Repligen Corp.*	3,631,264
70,410	Ritchie Bros Auctioneers, Inc.	4,580,875
149,361	Rocket Pharmaceuticals, Inc.*	2,055,207
88,200	Select Medical Holdings Corp.	2,083,284
137,391	Simply Good Foods Co. (The)*	5,189,258
41,700	SpartanNash Co.	1,258,089
74,000	Sprouts Farmers Market, Inc.*	1,873,680
20,573	STERIS Plc	4,241,124
127,092	Syneos Health, Inc.*	9,109,955
67,020	TransUnion	5,360,930
53,100	Triton International, Ltd.	2,795,715
34,763	United Therapeutics Corp.*	8,191,553
27,300	Universal Corp.	1,651,650
19,400	Universal Health Services, Inc. Class B	1,953,774
83,366	Vericel Corp.*	2,099,156
27,217	Viad Corp.*	751,461
122,700	Viatris, Inc.	1,284,669
21,000	Weis Markets, Inc.	1,565,340
234,230	WillScot Mobile Mini Holdings Corp.*	7,593,737
101,448	Xencor, Inc.*	2,776,632

		380,020,638

	Energy — 4.3%
98,000	APA Corp.	3,420,200
439,372	Centennial Resource Development, Inc. Class A*	2,627,445
257,355	ChampionX Corp.	5,108,497
16,040	Chesapeake Energy Corp.(a)	1,300,844
108,000	CNX Resources Corp.*	1,777,680
43,200	Continental Resources, Inc.	2,823,120
139,654	Diamondback Energy, Inc.	16,919,082
16,480	Enphase Energy, Inc.*	3,217,555
174,853	HF Sinclair Corp.	7,896,362
321,274	Magnolia Oil & Gas Corp. Class A	6,743,541
162,000	Marathon Oil Corp.	3,641,760
70,700	National Energy Services Reunited Corp.*	479,346
104,206	Ovintiv, Inc.	4,604,863
47,300	PDC Energy, Inc.	2,914,153
178,597	ProPetro Holding Corp.*	1,785,970
81,265	SM Energy Co.	2,778,450

		68,038,868

	Financial — 17.3%
41,955	Agree Realty Corp. REIT	3,026,214
61,500	Ally Financial, Inc.	2,060,865
171,487	American Equity Investment Life Holding Co.	6,271,280
76,458	American Financial Group, Inc.	10,613,135
179,000	Annaly Capital Management, Inc. REIT	1,057,890
100,794	Apple Hospitality REIT, Inc. REIT	1,478,648

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
64,400	Ares Capital Corp.	1,154,692
74,996	Ares Management Corp. Class A	4,264,273
45,209	Artisan Partners Asset Management, Inc. Class A	1,608,084
155,400	Associated Banc-Corp.	2,837,604
119,869	Atlantic Union Bankshares Corp.	4,065,956
94,882	Axis Capital Holdings, Ltd.	5,416,813
83,348	Axos Financial, Inc.*	2,988,026
68,600	Banco Latinoamericano de Comercio Exterior SA	910,322
35,400	Bank of NT Butterfield & Son, Ltd. (The)	1,104,126
257,200	Braemar Hotels & Resorts, Inc. REIT	1,103,388
177,700	Brandywine Realty Trust REIT	1,713,028
80,900	Brixmor Property Group, Inc. REIT	1,634,989
6,897	C&F Financial Corp.	317,055
65,200	Cathay General Bancorp	2,552,580
67,515	Cedar Realty Trust, Inc. REIT	1,943,757
99,300	Chimera Investment Corp. REIT(a)	875,826
61,400	Citizens Financial Group, Inc.	2,191,366
154,000	City Office REIT, Inc. REIT	1,994,300
64,267	CNA Financial Corp.	2,885,588
157,800	CNO Financial Group, Inc.	2,854,602
38,000	Comerica, Inc.	2,788,440
231,064	Douglas Emmett, Inc. REIT	5,171,212
204,234	Easterly Government Properties, Inc. REIT Class A	3,888,615
49,200	Equitable Holdings, Inc.	1,282,644
30,300	Essent Group, Ltd.	1,178,670
9,800	Federal Agricultural Mortgage Corp. Class C	956,970
137,358	Fidelity National Financial, Inc.	5,076,752
48,200	Fifth Third Bancorp	1,619,520
35,500	Financial Institutions, Inc.	923,710
33,000	First American Financial Corp.	1,746,360
67,453	First Busey Corp.	1,541,301
14,900	First Horizon Corp.	325,714
46,200	Flagstar Bancorp, Inc.	1,637,790
105,300	FNB Corp.	1,143,558
209,166	Franklin Street Properties Corp. REIT	872,222
150,834	FS KKR Capital Corp.(a)	2,929,196
43,100	Gaming and Leisure Properties, Inc. REIT	1,976,566
912,540	Genworth Financial, Inc. Class A*	3,221,266
86,200	GEO Group, Inc. (The) REIT* (a)	568,920
133,174	Glacier Bancorp, Inc.	6,315,111
99,100	Global Net Lease, Inc. REIT	1,403,256
47,393	Hamilton Lane, Inc. Class A	3,183,862
47,200	Hancock Whitney Corp.	2,092,376
66,600	Hanmi Financial Corp.	1,494,504
32,800	Heritage Insurance Holdings, Inc.	86,592
138,200	Hope Bancorp, Inc.	1,912,688
86,500	Horizon Bancorp, Inc.	1,506,830
171,809	Hudson Pacific Properties, Inc. REIT	2,549,646
182,907	Independence Realty Trust, Inc. REIT	3,791,662

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
69,000	Independent Bank Corp.	1,330,320
64,000	Industrial Logistics Properties Trust REIT	901,120
49,800	Iron Mountain, Inc. REIT	2,424,762
87,500	Jefferies Financial Group, Inc.	2,416,750
189,300	KeyCorp.	3,261,639
36,395	Kinsale Capital Group, Inc.	8,357,748
52,020	Kite Realty Group Trust REIT	899,426
37,700	Lincoln National Corp.	1,763,229
35,390	LPL Financial Holdings, Inc.	6,528,747
121,600	Medical Properties Trust, Inc. REIT	1,856,832
90,400	MFA Financial, Inc. REIT	971,800
124,700	MGIC Investment Corp.	1,571,220
109,344	National Health Investors, Inc. REIT	6,627,340
139,500	Navient Corp.	1,951,605
120,941	Necessity Retail REIT, Inc. (The) REIT	880,450
154,400	New Mountain Finance Corp.	1,838,904
221,075	Newmark Group, Inc. Class A	2,137,795
224,825	Oaktree Specialty Lending Corp.	1,472,604
55,083	Office Properties Income Trust REIT	1,098,906
73,500	OFG Bancorp	1,866,900
46,100	Omega Healthcare Investors, Inc. REIT	1,299,559
37,400	OneMain Holdings, Inc.	1,398,012
88,542	Pacific Premier Bancorp, Inc.	2,588,968
218,499	Physicians Realty Trust REIT	3,812,808
122,100	Piedmont Office Realty Trust, Inc. REIT Class A	1,601,952
80,366	Pinnacle Financial Partners, Inc.	5,811,265
38,093	Piper Sandler Cos.	4,318,222
25,500	Popular, Inc.	1,961,715
12,800	Preferred Bank	870,656
17,133	PS Business Parks, Inc. REIT	3,206,441
66,500	Radian Group, Inc.	1,306,725
156,700	Redwood Trust, Inc. REIT	1,208,157
125,700	Regions Financial Corp.	2,356,875
12,100	Reinsurance Group of America, Inc.	1,419,209
6,898	Retail Value, Inc. REIT	8,554
117,600	Sabra Health Care REIT, Inc. REIT	1,642,872
33,500	Sandy Spring Bancorp, Inc.	1,308,845
59,600	Service Properties Trust REIT	311,708
48,376	Signature Bank	8,669,463
78,550	StepStone Group, Inc. Class A	2,044,657
307,079	Summit Hotel Properties, Inc. REIT*	2,232,464
38,968	Sun Communities, Inc. REIT	6,209,940
147,000	Tanger Factory Outlet Centers, Inc. REIT	2,090,340
82,500	Umpqua Holdings Corp.	1,383,525
172,600	Uniti Group, Inc. REIT	1,625,892
72,400	Universal Insurance Holdings, Inc.	943,372
77,500	Unum Group	2,636,550
45,100	Victory Capital Holdings, Inc. Class A	1,086,910
131,069	Voya Financial, Inc.	7,802,538

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
91,101	Western Alliance Bancorp	6,431,731
73,600	Western Union Co. (The)	1,212,192
6,985	White Mountains Insurance Group, Ltd.	8,704,218
51,600	Zions Bancorp NA	2,626,440

		274,401,232

	Industrial — 17.2%
16,000	Acuity Brands, Inc.	2,464,640
113,122	Advanced Drainage Systems, Inc.	10,188,899
41,981	Advanced Energy Industries, Inc.	3,063,773
34,000	AGCO Corp.	3,355,800
403,305	Air Transport Services Group, Inc.*	11,586,953
42,100	Apogee Enterprises, Inc.	1,651,162
35,271	AptarGroup, Inc.	3,640,320
18,100	ArcBest Corp.	1,273,697
106,868	Argan, Inc.	3,988,314
69,762	Armstrong World Industries, Inc.	5,229,359
26,450	Arrow Electronics, Inc.*	2,964,780
175,059	Atkore, Inc.*	14,531,648
34,700	Atlas Air Worldwide Holdings, Inc.*	2,141,337
37,124	Axon Enterprise, Inc.*	3,458,843
44,700	Berry Global Group, Inc.*	2,442,408
21,600	Boise Cascade Co.	1,284,984
76,868	Cognex Corp.	3,268,427
93,432	Columbus McKinnon Corp.	2,650,666
123,906	Comfort Systems USA, Inc.	10,302,784
20,200	Crane Holdings Co.	1,768,712
21,159	Curtiss-Wright Corp.	2,794,258
41,467	Eagle Materials, Inc.	4,558,882
49,700	Encore Wire Corp.	5,164,824
44,800	Energizer Holdings, Inc.	1,270,080
14,745	Enovis Corp.*	810,975
27,092	Esab Corp.	1,185,275
42,231	Exponent, Inc.	3,862,870
116,294	Federal Signal Corp.	4,140,066
134,600	Flex, Ltd.*	1,947,662
442,292	Gates Industrial Corp. Plc*	4,781,176
66,493	Gibraltar Industries, Inc.*	2,576,604
137,660	GrafTech International, Ltd.	973,256
51,100	Greif, Inc. Class A	3,187,618
42,987	HEICO Corp.	5,636,455
156,113	Hexcel Corp.	8,166,271
31,100	Hillenbrand, Inc.	1,273,856
7,900	Huntington Ingalls Industries, Inc.	1,720,778
25,960	IDEX Corp.	4,715,115
37,785	II-VI, Inc.* (a)	1,925,146
185,279	Ingersoll Rand, Inc.	7,796,540
65,700	Jabil, Inc.	3,364,497
21,901	John Bean Technologies Corp.	2,418,308

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
30,520	Lincoln Electric Holdings, Inc.	3,764,947
22,100	Louisiana-Pacific Corp.	1,158,261
9,700	Matthews International Corp. Class A	278,099
209,721	MDU Resources Group, Inc.	5,660,370
18,388	Middleby Corp. (The)*	2,305,120
72,305	Modine Manufacturing Co.*	761,372
14,100	Mohawk Industries, Inc.*	1,749,669
31,900	Moog, Inc. Class A	2,532,541
28,669	Nordson Corp.	5,803,752
107,400	O-I Glass, Inc.*	1,503,600
12,900	Oshkosh Corp.	1,059,606
38,200	Owens Corning	2,838,642
66,000	Primoris Services Corp.	1,436,160
130,763	Ranpak Holdings Corp. Class A*	915,341
52,204	RBC Bearings, Inc.*	9,655,130
23,790	Saia, Inc.*	4,472,520
38,000	Sanmina Corp.*	1,547,740
106,720	Schneider National, Inc. Class B	2,388,394
91,870	Sensata Technologies Holding Plc	3,795,150
73,400	Silgan Holdings, Inc.	3,035,090
12,200	Snap-on, Inc.	2,403,766
84,381	TD SYNNEX Corp.	7,687,109
13,035	Teledyne Technologies, Inc.*	4,889,559
31,122	Tetra Tech, Inc.	4,249,709
14,600	Timken Co. (The)	774,530
63,396	Toro Co. (The)	4,804,783
55,578	TriMas Corp.	1,538,955
60,854	Trimble, Inc.*	3,543,528
107,400	TTM Technologies, Inc.*	1,342,500
81,767	Universal Logistics Holdings, Inc.	2,233,057
9,376	Valmont Industries, Inc.	2,106,131
120,700	Vishay Intertechnology, Inc.	2,150,874
173,149	Vontier Corp.	3,980,695
36,660	Vulcan Materials Co.	5,209,386
58,900	Westrock Co.	2,346,576
22,402	Woodward, Inc.	2,071,961

		273,522,641

	Technology — 10.8%
194,184	ACI Worldwide, Inc.*	5,027,424
41,600	Alpha & Omega Semiconductor, Ltd.*	1,386,944
32,400	Amdocs, Ltd.	2,699,244
136,400	Amkor Technology, Inc.	2,311,980
71,940	Avalara, Inc.*	5,078,964
84,067	Avid Technology, Inc.*	2,181,539
37,182	Azenta, Inc.	2,680,822
27,920	Bill.com Holdings, Inc.*	3,069,525
29,145	Blackline, Inc.*	1,941,057
113,032	Box, Inc. Class A*	2,841,624

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Shares	Description	Value ($)

	Technology — continued
29,282	Broadridge Financial Solutions, Inc.	4,174,149
64,725	Cerence, Inc.* (a)	1,633,012
16,607	Concentrix Corp.	2,252,573
43,800	CSG Systems International, Inc.	2,613,984
117,909	DXC Technology Co.*	3,573,822
20,400	Ebix, Inc.	344,760
32,336	Endava Plc, ADR*	2,854,299
60,320	Entegris, Inc.	5,557,282
24,152	ExlService Holdings, Inc.*	3,558,314
21,400	Globant SA*	3,723,600
22,746	HubSpot, Inc.*	6,838,585
108,560	KBR, Inc.	5,253,218
60,130	Lattice Semiconductor Corp.*	2,916,305
51,440	Lumentum Holdings, Inc.*	4,085,365
59,134	Manhattan Associates, Inc.*	6,776,756
101,825	MaxLinear, Inc.*	3,460,013
68,756	MKS Instruments, Inc.	7,056,428
13,830	MongoDB, Inc. Class A*	3,588,885
7,650	Monolithic Power Systems, Inc.	2,937,906
256,143	NCR Corp.*	7,968,609
40,304	Nova Ltd.* (a)	3,568,113
78,100	Photronics, Inc.*	1,521,388
89,134	Power Integrations, Inc.	6,685,941
221,561	Pure Storage, Inc. Class A*	5,696,333
120,434	Rapid7, Inc.*	8,044,991
41,400	Seagate Technology Holdings Plc	2,957,616
64,060	Semtech Corp.*	3,521,378
59,516	Silicon Laboratories, Inc.*	8,345,334
103,300	SMART Global Holdings, Inc.*	1,691,021
23,257	Synaptics, Inc.*	2,745,489
89,430	Tenable Holdings, Inc.*	4,061,016
9,854	Tyler Technologies, Inc.*	3,276,258
29,700	Ultra Clean Holdings, Inc.*	884,169
54,936	Verint Systems, Inc.*	2,326,540
75,400	Xerox Holdings Corp.	1,119,690
16,629	Zebra Technologies Corp. Class A*	4,888,095

		171,720,360

	Utilities — 1.4%
45,982	IDACORP, Inc.	4,870,413
24,700	National Fuel Gas Co.	1,631,435
94,200	NRG Energy, Inc.	3,595,614
47,070	OGE Energy Corp.	1,815,019
77,417	Portland General Electric Co.	3,741,564
318,032	Vistra Corp.	7,267,031

		22,921,076

	TOTAL COMMON STOCKS (COST $1,493,508,837)	1,512,606,553

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

June 30, 2022 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.9%

		Mutual Fund - Securities Lending Collateral — 0.9%
14,255,407		State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(b) (c)	14,255,407

		TOTAL SHORT-TERM INVESTMENT (COST $14,255,407)	14,255,407

		TOTAL INVESTMENTS — 96.3% (Cost $1,507,764,244)	1,526,861,960

		Other Assets and Liabilities (net) — 3.7%	58,500,837

		NET ASSETS — 100.0%	$1,585,362,797

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of June 30, 2022.

	(c)	Represents an investment of securities lending cash collateral.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
237	Russell 2000 E-mini Index	Sep 2022	$20,239,800	$171,561
91	S&P Mid 400 E-mini Index	Sep 2022	20,638,800	226,092

				$397,653

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Equity Fund

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.4
Futures Contracts	0.0	*
Short-Term Investment	0.9
Other Assets and Liabilities (net)	3.7

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.